Allowance for Credit Losses and Credit Quality - Investment in Covered Loans and Non-Covered Loans by Credit Quality Indicator (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	$ 8,772,226	$ 7,405,824
Total	719,793	1,092,756
Non-Covered Acquired Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit risk by payment status, Current	87,114	130,765
30+ Days Past Due	6,676	8,929
Discount	(7,991)	(9,988)
Total	85,799	129,706
Residential Prime [Member] | Non-Covered Acquired Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit risk by payment status, Current	18,796	30,663
30+ Days Past Due	226	779
Discount	(887)	1,315
Total	18,135	32,757
Home Equity [Member] | Non-Covered Acquired Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit risk by payment status, Current	53,995	73,658
30+ Days Past Due	5,071	7,115
Discount	(5,623)	(4,498)
Total	53,443	76,275
Indirect Automobile [Member] | Non-Covered Acquired Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit risk by payment status, Current	1,725	4,698
30+ Days Past Due	128	321
Discount
Total	1,853	5,019
Consumer - Other [Member] | Non-Covered Acquired Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit risk by payment status, Current	12,598	21,746
30+ Days Past Due	1,251	714
Discount	(1,481)	(6,805)
Total	12,368	15,655
Non-Covered Loans Excluding Acquired Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Current	2,219,954	1,810,489
30+ Days Past Due	27,412	24,262
Total	2,247,366	1,834,751
Credit risk by payment status, Current	8,222,168	6,685,425
30+ Days Past Due	66,153	62,080
Non-Covered Loans Excluding Acquired Loans [Member] | Residential Prime [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Current	286,167	185,843
30+ Days Past Due	11,640	10,986
Total	297,807	196,829
Non-Covered Loans Excluding Acquired Loans [Member] | Home Equity [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Current	1,091,894	991,766
30+ Days Past Due	9,333	8,872
Total	1,101,227	1,000,638
Non-Covered Loans Excluding Acquired Loans [Member] | Indirect Automobile [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Current	370,388	320,148
30+ Days Past Due	2,995	2,818
Total	373,383	322,966
Non-Covered Loans Excluding Acquired Loans [Member] | Consumer - Other [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Current	293,693	201,161
30+ Days Past Due	1,049	981
Total	294,742	202,142
Non-Covered Loans Excluding Acquired Loans [Member] | Credit Card [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Current	62,873	51,117
30+ Days Past Due	769	605
Total	63,642	51,722
Non-Covered Loans Excluding Acquired Loans [Member] | Residential Subprime [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Current	114,939	60,454
30+ Days Past Due	1,626
Total	116,565	60,454
Covered Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	719,793	1,092,756	1,334,449
Covered Loans [Member] | Consumer Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit risk by payment status, Current	303,185	354,519
30+ Days Past Due	66,800	119,964
Discount	(74,549)	(109,621)
Covered Loans [Member] | Commercial Business [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	37,025	87,051	108,738
Covered Loans [Member] | Residential Prime [Member] | Mortgage [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit risk by payment status, Current	158,710	183,795
30+ Days Past Due	30,814	52,379
Discount	(35,499)	(49,010)
Covered Loans [Member] | Home Equity [Member] | Consumer Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit risk by payment status, Current	143,236	168,729
30+ Days Past Due	35,811	65,997
Discount	(41,925)	(60,514)
Covered Loans [Member] | Consumer - Other [Member] | Consumer Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit risk by payment status, Current	591	1,154
30+ Days Past Due	144	1,523
Discount	2,875	(97)
Covered Loans [Member] | Credit Card [Member] | Consumer Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit risk by payment status, Current	648	841
30+ Days Past Due	31	65
Discount
Internally Assigned Grade Loss [Member] | Non-Covered Acquired Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Discount	(57,622)	(73,167)
Total	398,106	528,613
Internally Assigned Grade Loss [Member] | Commercial Real Estate Construction [Member] | Non-Covered Acquired Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Discount	(2,532)	(3,968)
Total	20,231	29,566
Internally Assigned Grade Loss [Member] | Commercial Real Estate - Other [Member] | Non-Covered Acquired Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Discount	(52,176)	(57,055)
Total	324,838	415,814
Internally Assigned Grade Loss [Member] | Commercial Business [Member] | Non-Covered Acquired Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Discount	(2,914)	(12,144)
Total	53,037	83,233
Internally Assigned Grade Loss [Member] | Non-Covered Loans Excluding Acquired Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	6,040,955	4,912,754
Internally Assigned Grade Loss [Member] | Non-Covered Loans Excluding Acquired Loans [Member] | Commercial Real Estate Construction [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	383,095	293,676
Internally Assigned Grade Loss [Member] | Non-Covered Loans Excluding Acquired Loans [Member] | Commercial Real Estate - Other [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	2,751,809	2,251,644
Internally Assigned Grade Loss [Member] | Non-Covered Loans Excluding Acquired Loans [Member] | Commercial Business [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	2,906,051	2,367,434
Internally Assigned Grade Loss [Member] | Covered Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification	467,930	806,092
Discount	(43,573)	(78,198)
Total	424,357	727,894
Internally Assigned Grade Loss [Member] | Covered Loans [Member] | Consumer Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	295,436	364,862
Internally Assigned Grade Loss [Member] | Covered Loans [Member] | Commercial Real Estate Construction [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification	74,675	154,011
Internally Assigned Grade Loss [Member] | Covered Loans [Member] | Commercial Real Estate - Other [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification	346,225	554,460
Internally Assigned Grade Loss [Member] | Covered Loans [Member] | Commercial Business [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification	47,030	97,621
Internally Assigned Grade Loss [Member] | Covered Loans [Member] | Residential Prime [Member] | Mortgage [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	154,025	187,164
Internally Assigned Grade Loss [Member] | Covered Loans [Member] | Home Equity [Member] | Consumer Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	137,122	174,212
Internally Assigned Grade Loss [Member] | Covered Loans [Member] | Consumer - Other [Member] | Consumer Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	3,610	2,580
Internally Assigned Grade Loss [Member] | Covered Loans [Member] | Credit Card [Member] | Consumer Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total	679	906
Pass [Member] | Non-Covered Acquired Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification	425,189	471,143
Pass [Member] | Commercial Real Estate Construction [Member] | Non-Covered Acquired Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification	21,244	25,896
Pass [Member] | Commercial Real Estate - Other [Member] | Non-Covered Acquired Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification	350,412	359,046
Pass [Member] | Commercial Business [Member] | Non-Covered Acquired Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification	53,533	86,201
Pass [Member] | Non-Covered Loans Excluding Acquired Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification	5,931,779	4,728,619
Pass [Member] | Non-Covered Loans Excluding Acquired Loans [Member] | Commercial Real Estate Construction [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification	370,824	269,842
Pass [Member] | Non-Covered Loans Excluding Acquired Loans [Member] | Commercial Real Estate - Other [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification	2,694,161	2,162,989
Pass [Member] | Non-Covered Loans Excluding Acquired Loans [Member] | Commercial Business [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification	2,866,794	2,295,788
Pass [Member] | Covered Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification	222,175	286,014
Pass [Member] | Covered Loans [Member] | Commercial Real Estate Construction [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification	42,886	46,201
Pass [Member] | Covered Loans [Member] | Commercial Real Estate - Other [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification	148,579	201,261
Pass [Member] | Covered Loans [Member] | Commercial Business [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification	30,710	38,552
Special Mention [Member] | Non-Covered Acquired Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification	5,613	32,754
Special Mention [Member] | Commercial Real Estate Construction [Member] | Non-Covered Acquired Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification		2,410
Special Mention [Member] | Commercial Real Estate - Other [Member] | Non-Covered Acquired Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification	5,096	28,185
Special Mention [Member] | Commercial Business [Member] | Non-Covered Acquired Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification	517	2,159
Special Mention [Member] | Non-Covered Loans Excluding Acquired Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification	42,700	78,954
Special Mention [Member] | Non-Covered Loans Excluding Acquired Loans [Member] | Commercial Real Estate Construction [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification	9,309	16,767
Special Mention [Member] | Non-Covered Loans Excluding Acquired Loans [Member] | Commercial Real Estate - Other [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification	27,227	40,547
Special Mention [Member] | Non-Covered Loans Excluding Acquired Loans [Member] | Commercial Business [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification	6,164	21,640
Special Mention [Member] | Covered Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification	57,880	83,986
Special Mention [Member] | Covered Loans [Member] | Commercial Real Estate Construction [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification	7,401	9,888
Special Mention [Member] | Covered Loans [Member] | Commercial Real Estate - Other [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification	49,699	65,498
Special Mention [Member] | Covered Loans [Member] | Commercial Business [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification	780	8,600
Substandard [Member] | Non-Covered Acquired Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification	24,833	95,456
Substandard [Member] | Commercial Real Estate Construction [Member] | Non-Covered Acquired Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification	1,519	5,228
Substandard [Member] | Commercial Real Estate - Other [Member] | Non-Covered Acquired Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification	21,413	85,420
Substandard [Member] | Commercial Business [Member] | Non-Covered Acquired Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification	1,901	4,808
Substandard [Member] | Non-Covered Loans Excluding Acquired Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification	65,437	104,735
Substandard [Member] | Non-Covered Loans Excluding Acquired Loans [Member] | Commercial Real Estate Construction [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification	2,962	7,067
Substandard [Member] | Non-Covered Loans Excluding Acquired Loans [Member] | Commercial Real Estate - Other [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification	30,308	47,710
Substandard [Member] | Non-Covered Loans Excluding Acquired Loans [Member] | Commercial Business [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification	32,167	49,958
Substandard [Member] | Covered Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification	183,127	426,504
Substandard [Member] | Covered Loans [Member] | Commercial Real Estate Construction [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification	23,891	97,315
Substandard [Member] | Covered Loans [Member] | Commercial Real Estate - Other [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification	144,680	279,171
Substandard [Member] | Covered Loans [Member] | Commercial Business [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification	14,556	50,018
Doubtful [Member] | Non-Covered Acquired Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification	93	2,427
Doubtful [Member] | Commercial Real Estate Construction [Member] | Non-Covered Acquired Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification
Doubtful [Member] | Commercial Real Estate - Other [Member] | Non-Covered Acquired Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification	93	218
Doubtful [Member] | Commercial Business [Member] | Non-Covered Acquired Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification		2,209
Doubtful [Member] | Non-Covered Loans Excluding Acquired Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification	1,039	446
Doubtful [Member] | Non-Covered Loans Excluding Acquired Loans [Member] | Commercial Real Estate Construction [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification
Doubtful [Member] | Non-Covered Loans Excluding Acquired Loans [Member] | Commercial Real Estate - Other [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification	113	398
Doubtful [Member] | Non-Covered Loans Excluding Acquired Loans [Member] | Commercial Business [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification	926	48
Doubtful [Member] | Covered Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification	4,748	9,588
Doubtful [Member] | Covered Loans [Member] | Commercial Real Estate Construction [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification	497	607
Doubtful [Member] | Covered Loans [Member] | Commercial Real Estate - Other [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification	3,267	8,530
Doubtful [Member] | Covered Loans [Member] | Commercial Business [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Credit quality indicator by asset risk classification	$ 984	$ 451